Cash Generated from Operations - Summary of Significant Transactions not Affecting Cash Flows (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
Reclassification of the current portion of borrowings	₩ 1,303,543	₩ 1,229,359	₩ 1,030,056
Reclassification of construction-in-progress to property and equipment	2,916,888	3,011,519	2,698,146
Reclassification of accounts payable from property and equipment	(149,512)	22,052	685,859
Reclassification of accounts payable from intangible assets	524,040	(345,675)	(356,911)
Reclassification of payable from defined benefit liability	69,415	72,346	(19,053)
Reclassification of payable from plan assets	₩ (60,320)	₩ 66,046	₩ (14,298)